Acquired Intangible Assets, Net (Definite-lived intangible assets) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Intangible Assets, Net [Abstract]
Amortization expenses for intangible assets	$ 4,176	$ 1,689	$ 834
Expected Amortization Expense for Intangible Assets:
2014	5,075
2015	4,484
2016	1,826
2017	1,211
2018 and after	3,418
Impairment loss on definite lived intangible assets	$ 107	$ 1,151	$ 87